TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Disclosure of balances of counterparties assessed as being credit impaired	The balances of counterparties who have been assessed as being credit impaired at reporting date are as follows:

	2025		2024
Amounts in R million	Non-credit impaired	Credit impaired	Non-credit impaired	Credit impaired

Other receivables	47.4	5.0	46.6	5.6

Loss allowance	—	(5.0)	—	(5.6)

Movement in the allowance for impairment in respect of trade and other receivables	Movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:

Amounts in R million	2025	2024

Balance at the beginning of the year	(5.6)	(0.9)
Credit loss allowance/impairments recognised included in operating costs	—	(4.7)
Credit loss allowance/impairments reversed included in operating costs	0.6	—
Balance at the end of the year	(5.0)	(5.6)